Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

Value added tax recoverable	5,498,400	3,262,544
Other receivables	3,875,800	2,698,071
Advance to suppliers	882,793	2,009,847
Others	1,816,233	995,450
Prepaid expenses and other current assets	12,073,226	8,965,912